ALLOWANCE FOR DEDUCTIONS FROM REVENUES	12 Months Ended
Dec. 31, 2024
ALLOWANCE FOR DEDUCTIONS FROM REVENUES
ALLOWANCE FOR DEDUCTIONS FROM REVENUES

NOTE 13 - ALLOWANCE FOR DEDUCTIONS FROM REVENUES:

The following table shows the movement of the allowance for deductions from revenue:

	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2024	8,087	2,567	10,654
Increases	9,712	259	9,971
Decreases (utilized)	(10,423)	(2,500)	(12,923)
Adjustments	487	1,099	1,586
As of December 31, 2024	7,863	1,425	9,288
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2023	46,636	1,234	47,870
Increases	21,225	859	22,084
Decreases (utilized)	(60,498)	(2,969)	(63,467)
Adjustments	724	3,443	4,167
As of December 31, 2023	8,087	2,567	10,654
	Rebates and patient discount programs	Product returns	Total
	U.S. dollars in thousands
As of January 1, 2022	29,742	969	30,711
Increases	123,878	2,547	126,425
Decreases (utilized)	(108,531)	(2,192)	(110,723)
Adjustments	1,547	(90)	1,457
As of December 31, 2022	46,636	1,234	47,870